FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02736
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PETROLEUM & RESOURCES CORPORATION
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(Exact name of registrant as specified in charter)

7 Saint Paul Street, Suite 1140, Baltimore, Maryland 21202
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(Address of principal executive offices)

Lawrence L. Hooper, Jr.
Petroleum & Resources Corporation
7 Saint Paul Street, Suite 1140
Baltimore, Maryland 21202
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(Name and address of agent for service)

Registrant's telephone number, including area code: (410) 752-5900
Date of fiscal year end: December 31
Date of reporting period: March 31, 2012

Item 1. Schedule of Investments.

SCHEDULE OF INVESTMENTS

March 31, 2012

(unaudited)

	Shares	Value (A)
Stocks — 94.9%

Energy — 74.1%
Exploration & Production — 21.9%
Anadarko Petroleum Corp. (E)	275,000	$21,543,500
Apache Corp.	140,000	14,061,600
Devon Energy Corp.	135,000	9,601,200
Energen Corp.	175,000	8,601,250
EOG Resources, Inc.	110,000	12,221,000
EQT Corp.	140,000	6,749,400
Forest Oil Corp. (C)	200,000	2,424,000
Marathon Oil Corp.	175,000	5,547,500
Marathon Petroleum Corp.	190,000	8,238,400
Newfield Exploration Co. (C)	80,000	2,774,400
Noble Energy, Inc.(E)	190,000	18,578,200
Oasis Petroleum, Inc. (C)(E)	150,000	4,624,500
Occidental Petroleum Corp.	360,000	34,282,800
Pioneer Natural Resources Co.	75,000	8,369,250
QEP Resources, Inc. (with attached rights)	190,000	5,795,000
Southwestern Energy Co. (C)	55,000	1,683,000
WPX Energy, Inc. (C)	150,000	2,701,500

		167,796,500

Integrated Oil & Gas — 34.3%
Chevron Corp. (E)	860,000	92,226,400
ConocoPhillips	350,000	26,603,500
Exxon Mobil Corp. (E)(F)	1,358,430	117,816,634
Hess Corp.	225,000	13,263,750
Royal Dutch Shell plc (Class A) ADR (E)	182,273	12,782,805

		262,693,089

Pipelines — 3.7%
Kinder Morgan Inc. (B)	250,000	9,662,500
Spectra Energy Corp.	208,812	6,588,019
Williams Companies, Inc.	400,000	12,324,000

		28,574,519

Services — 14.2%
Baker Hughes, Inc. (E)	60,000	2,516,400
Halliburton Co.	427,500	14,188,725
Nabors Industries Ltd. (C)	119,000	2,081,310
National Oilwell Varco, Inc. (E)	250,000	19,867,500
Oil States International, Inc. (C)	140,000	10,928,400
Schlumberger Ltd.	575,000	40,209,750
Seadrill Ltd. (B)	200,003	7,502,113
Transocean Ltd. (C)(E)	100,000	5,470,000
Weatherford International, Ltd. (C)	400,000	6,036,000

		108,800,198

Basic Materials — 17.4%
Chemicals — 11.6%
Air Products and Chemicals, Inc. (E)	100,000	9,180,000
CF Industries Holdings, Inc. (E)	84,069	15,355,203
Dow Chemical Co.	550,000	19,052,000
FMC Corp. (E)	130,000	13,761,800
LyondellBasell Industries N.V.	75,000	3,273,750
Potash Corporation of Saskatchewan Inc. (E)	240,000	10,965,600
Praxair, Inc. (E)	150,000	17,196,000

		88,784,353

Industrial Metals — 4.6%
Cliffs Natural Resources Inc. (E)	142,000	9,834,920
Freeport-McMoRan Copper & Gold Inc.	487,000	18,525,480
Teck Resources Ltd. (Class B)	200,000	7,132,000

		35,492,400

Mining — 1.2%
Molycorp, Inc. (B)(C)	89,800	3,037,934
Peabody Energy Corp.	204,940	5,935,062

		8,972,996

Utilities — 3.4%
MDU Resources Group, Inc.	211,000	4,724,290
National Fuel Gas Co.	100,000	4,812,000
New Jersey Resources Corp.	280,000	12,479,600
Northeast Utilities	37,000	1,373,440
Questar Corp.	156,300	3,010,338

		26,399,668

Total Stocks (Cost $406,946,482)		727,513,723

SCHEDULE OF INVESTMENTS (CONTINUED)

March 31, 2012

(unaudited)

	Principal/ Shares	Value (A)
Short-Term Investments — 4.7%
Money Market Account — 1.9%
M&T Bank, 0.25%	$15,009,268	$15,009,268

Money Market Funds — 0.0%
Fidelity Institutional Money Market - Government Portfolio, 0.01% (D)	10,000	10,000
RBC U.S. Government Money Market (Institutional Class I), 0.01% (D)	10,000	10,000
Vanguard Federal Money Market, 0.01% (D)	10,000	10,000
Western Asset Institutional Government Reserves (Institutional Class), 0.05% (D)	10,000	10,000

		40,000

Time Deposits — 2.8%
Brown Brothers Harriman & Co. (Grand Cayman), 0.03%, due 4/2/12	$21,151,817	21,151,817

Total Short-Term Investments (Cost $36,201,085)		36,201,085

Securities Lending Collateral — 1.6%
(Cost $12,282,505)
Money Market Funds — 1.6%
Invesco Short-Term Investment Trust - Liquid Assets Portfolio (Institutional Class), 0.16% (D)	12,282,505	12,282,505

Total Investments — 101.2% (Cost $455,430,072)		775,997,313
Cash, receivables, prepaid expenses and other assets, less liabilities — (1.2)%		(8,977,779)

Net Assets — 100.0%		$767,019,534

Notes:

(A)	Securities are listed on the New York Stock Exchange or the NASDAQ and are valued at the last reported sale price on the day of valuation.
(B)	A portion of shares held are on loan.
(C)	Presently non-dividend paying.
(D)	Rate presented is as of period-end and represents the annualized yield earned over the previous seven days.
(E)	All or a portion of this security is pledged to cover open written call option contracts. Aggregate market value of such pledged securities is $36,219,692.
(F)	All or a portion of this security is pledged to collateralize open written put option contracts with an aggregate market value to deliver upon exercise of $46,437,500.

See accompanying notes.

SCHEDULE OF OUTSTANDING WRITTEN OPTION CONTRACTS

March 31, 2012

(unaudited)

Contracts (100 shares each)	Security	Strike Price	Contract Expiration Date	Value

COVERED CALLS
69	Air Products and Chemicals, Inc.	95	Jun 12	$13,110
150	Anadarko Petroleum Corp.	95	Apr 12	1,350
150	Anadarko Petroleum Corp	100	May 12	2,250
400	Baker Hughes, Inc.	52.50	Apr 12	2,800
200	CF Industries Holdings, Inc.	210	May 12	42,000
215	Chevron Corp.	125	Jun 12	2,150
256	Cliffs Natural Resources Inc.	87.50	Apr 12	2,816
256	Cliffs Natural Resources Inc.	95	Jul 12	9,984
250	Exxon Mobil Corp.	95	Jul 12	8,000
200	FMC Corp.	100	Apr 12	148,000
250	National Oilwell Varco, Inc.	90	May 12	9,750
250	Oasis Petroleum, Inc.	35	May 12	13,750
250	Oasis Petroleum, Inc.	35	Aug 12	42,500
250	Noble Energy, Inc.	100	Apr 12	37,500
280	Noble Energy, Inc.	110	May 12	15,400
240	Potash Corporation of Saskatchewan Inc.	52.50	Jun 12	14,160
150	Praxair, Inc.	115	Apr 12	21,000
250	Royal Dutch Shell plc (Class A) ADR	75	Apr 12	3,750
250	Royal Dutch Shell plc (Class A) ADR	80	Jul 12	7,500
500	Transocean Ltd.	62.50	May 12	31,000

4,816				428,770

COLLATERALIZED PUTS
350	Alpha Natural Resources, Inc.	18	Jun 12	122,500
250	Anadarko Petroleum Corp.	70	May 12	22,250
100	Apache Corp.	97.50	Apr 12	14,400
100	Apache Corp.	97.50	May 12	28,900
25	CF Industries Holdings, Inc.	125	May 12	650
6	CF Industries Holdings, Inc.	140	May 12	444
200	CF Industries Holdings, Inc.	165	May 12	78,000
200	CF Industries Holdings, Inc.	170	May 12	106,000
256	Cliffs Natural Resources Inc.	50	Apr 12	1,536
128	Cliffs Natural Resources Inc.	55	Jul 12	21,120
100	EOG Resources, Inc.	110	Apr 12	24,600
100	EOG Resources, Inc.	115	Apr 12	55,500
250	Exxon Mobil Corp.	65	Jul 12	6,500
500	FMC Corp.	85	Jul 12	50,000
250	Hess Corp.	55	May 12	29,750
500	LyondellBasell Industries N.V.	40	Apr 12	22,500
500	LyondellBasell Industries N.V.	40	May 12	57,500
500	LyondellBasell Industries N.V.	39.50	Jun 12	77,500
250	Molycorp, Inc.	26	Apr 12	3,250
125	Molycorp, Inc.	28	May 12	11,500
250	Molycorp, Inc.	26	Jun 12	30,250
250	National Oilwell Varco, Inc.	62.50	May 12	10,500
500	Nabors Industries Ltd.	15	Jun 12	24,500
250	Occidental Petroleum Corp.	70	May 12	6,750
200	Oil States International, Inc.	70	Jun 12	51,000
250	Pioneer Natural Resources Co.	95	Jun 12	57,500
400	Seadrill Ltd.	34	Apr 12	6,000
400	Seadrill Ltd.	34	Jul 12	50,000
48	Praxair, Inc.	90	Apr 12	720
250	Transocean Ltd.	47.50	Apr 12	5,250
200	Transocean Ltd.	42.50	May 12	3,800
500	Schlumberger Ltd.	57.50	May 12	17,500

8,188				998,170

	Total Option Liability (Unrealized Gain of $967,589 on $2,394,529 Premiums Received)			$1,426,940

See accompanying notes.

NOTES TO SCHEDULES OF INVESTMENTS AND OUTSTANDING WRITTEN OPTION CONTRACTS (Unaudited)

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1. SIGNIFICANT ACCOUNTING POLICIES

Petroleum & Resources Corporation (the "Corporation") is registered under the Investment Company Act of 1940 as a non-diversified investment company. The Corporation is an internally-managed closed-end fund emphasizing petroleum and other natural resource investments.

Security Transactions - Investment transactions are accounted for on the trade date. Gain or loss on sales of securities and options is determined on the basis of specific identification.

Security Valuation - The Corporation's investments are reported at fair value as defined under accounting principles generally accepted in the United States of America. Investments in securities traded on national security exchanges are valued at the last reported sale price on the day of valuation. Over-the-counter and listed securities for which a sale price is not available are valued at the last quoted bid price. Short-term investments (excluding purchased options and money market funds) are valued at amortized cost, which approximates fair value. Purchased and written options are valued at the last quoted bid and asked price, respectively. Money market funds are valued at net asset value on the day of valuation.

Various inputs are used to determine the fair value of the Corporation's investments. These inputs are summarized as follows:

  Level 1 -- fair value is determined based on market data obtained from independent sources; for example, quoted prices in active markets for identical investments,
  Level 2 -- fair value is determined using other assumptions obtained from independent sources; for example, quoted prices for similar investments,
  Level 3 -- fair value is determined using the Corporation's own assumptions, developed based on the best information available in the circumstances.

The Corporation's investments at March 31, 2012 were classified as follows:

	Level 1	Level 2	Level 3	Total
Stocks	$727,513,723	$--	$--	$727,513,723
Short-term investments	15,049,268	21,151,817	--	36,201,085
Securities lending collateral	12,282,505	--	--	12,282,505

Total investments	$754,845,496	$21,151,817	$--	$775,997,313

Written options	$(1,426,940)	$--	$--	$(1,426,940)

There were no transfers into or from Level 1 or Level 2 during the quarter ended March 31, 2012.

2. FEDERAL INCOME TAXES

For federal income tax purposes, the identified cost of securities at March 31, 2012 was $455,430,072 and net unrealized appreciation aggregated $320,567,241, of which the related gross unrealized appreciation and depreciation were $339,771,411 and $(19,204,170), respectively.

3. INVESTMENT TRANSACTIONS

The Corporation's investment decisions are made by a committee of management, and recommendations to that committee are made by the research staff.

The Corporation is subject to changes in the value of equity securities held ("equity price risk") in the normal course of pursuing its investment objectives. The Corporation may purchase and write option contracts to increase or decrease its equity price risk exposure or may write option contracts to generate additional income. Option contracts generally entail risks associated with counterparty credit, illiquidity, and unfavorable equity price movements. The Corporation has mitigated counterparty credit and illiquidity risks by trading its options through an exchange. The risk of unfavorable equity price movements is limited for purchased options to the premium paid and for written options by writing only covered call or collateralized put option contracts, which require the Corporation to segregate certain securities or cash at its custodian when the option is written.

When the Corporation writes (purchases) an option, an amount equal to the premium received (paid) by the Corporation is recorded as a liability (asset) and is subsequently marked to market daily in the Statement of Assets and Liabilities, with any related change recorded as an unrealized gain or loss in the Statement of Operations. Premiums received (paid) from unexercised options are treated as realized gains (losses) on the expiration date. Upon the exercise of written put (purchased call) option contracts, premiums received (paid) are deducted from (added to) the cost basis of the underlying securities purchased. Upon the exercise of written call (purchased put) option contracts, premiums received (paid) are added to (deducted from) the proceeds from the sale of underlying securities in determining whether there is a realized gain or loss.

4. PORTFOLIO SECURITIES LOANED

The Corporation makes loans of securities to approved brokers to earn additional income. It receives as collateral cash deposits, U.S. Government securities, or bank letters of credit valued at 102% of the value of the securities on loan. The market value of the loaned securities is calculated based upon the most recent closing prices and any additional required collateral is delivered to the Corporation on the next business day. Cash deposits are placed in a registered money market fund. The Corporation accounts for securities lending transactions as secured financing and receives compensation in the form of fees or retains a portion of interest on the investment of any cash received as collateral. The Corporation also continues to receive interest or dividends on the securities loaned. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of the Corporation. At March 31, 2012, the Corporation had securities on loan of $11,903,614 and held cash collateral of $12,282,505. The Corporation is indemnified by its lending agent for loss of loaned securities and has the right under the lending agreement to recover the securities from the borrower on demand.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There have been no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 ) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications of the principal executive officer and principal financial officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as Form N-Q Certifications.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act
of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Petroleum & Resources Corporation

By:	/s/ Douglas G. Ober
Douglas G. Ober
Chairman and Chief Executive Officer
(Principal Executive Officer)

Date:	April 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act
of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Douglas G. Ober
Douglas G. Ober
Chairman and Chief Executive Officer
(Principal Executive Officer)

Date:	April 20, 2012

By:	/s/ Brian S. Hook
Brian S. Hook
Chief Financial Officer and Treasurer
(Principal Financial Officer)

Date:	April 20, 2012